Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory rate applied to loss before income taxes					$ (5,903,355)	$ (2,479,492)
Nondeductible permanent differences					4,446,014	1,251,476
Change in tax rate estimates					3,566,781	0
Change in valuation allowance					(2,109,440)	1,228,016
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0